Equity-Accounted Investees - Other equity method investees - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Oct. 22, 2018	May 17, 2016	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investments in equity-accounted investees				€ 114,473	€ 226,905		€ 219,009
Rest of equity accounted investees
Disclosure of associates [line items]
Investments in equity-accounted investees					79,616	€ 79,616
Investments in equity-accounted investees				€ 54,183	€ 226,905		219,009	€ 201,345
Alkahest, Inc.
Disclosure of associates [line items]
Ownership interest (as a percent)				47.58%	47.58%
Investments in equity-accounted investees				€ 14,708	€ 28,336
Albajuna Therapeutics, S.L.
Disclosure of associates [line items]
Ownership interest (as a percent)				49.00%	30.00%
Investments in equity-accounted investees				€ 5,228	€ 1,106
Singulex, Inc.
Disclosure of associates [line items]
Ownership interest (as a percent)		19.33%		0.00%	19.33%
Investments in equity-accounted investees					€ 19,256		29,322
GigaGen, Inc
Disclosure of associates [line items]
Ownership interest (as a percent)				43.96%	43.96%
Investments in equity-accounted investees				€ 23,997	€ 28,363		€ 29,047
Mecwins, S.A
Disclosure of associates [line items]
Ownership interest (as a percent)	24.99%			24.99%	24.99%
Investments in equity-accounted investees				€ 2,338	€ 2,555
Medcom Advance, S.A.
Disclosure of associates [line items]
Ownership interest (as a percent)			45.00%	45.00%
Investments in equity-accounted investees				€ 7,912